Income Taxes (Details) - Schedule of effective tax rate and statutory income tax rate (Parentheticals)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Effective Tax Rate And Statutory Income Tax Rate Abstract
Income tax expense computed at an applicable tax rate	25.00%	25.00%